Offerings - Offering: 1	Apr. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	3,700,714
Proposed Maximum Offering Price per Unit	19.25
Maximum Aggregate Offering Price	$ 71,238,744.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,838.07
Offering Note	Estimated in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for purposes of calculating the registration fee, based on the average of the high and low sales prices of the Class A common stock, par value $0.01 per share ("Class A Common Stock"), of HMH Holding Inc. as reported on The Nasdaq Global Select Market on April 1, 2026. Represents shares of Class A Common Stock issuable in respect of awards granted under the HMH Holding Inc. 2026 Long-Term Incentive Plan (as amended from time to time, the "Plan"), which include shares of Class A Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of Class A Common Stock as may become issuable under the Plan as a result of stock splits, stock dividends, recapitalizations or similar transactions pursuant to the adjustment or antidilution provisions thereof.